UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Semper Augustus Investments Group LLC
Address: 640 Plaza Drive
         Suite 160
         Highlands Ranch, CO  80129

13F File Number:  028-12692

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad S. Christensen
Title:     Vice President/Partner
Phone:     (303) 893-1214

Signature, Place, and Date of Signing:

 /s/     Chad S. Christensen     Highlands Ranch, CO/USA     May 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $171,199 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     1571    14780 SH       SOLE                    14780        0        0
AVX CORP NEW                   COM              002444107     2624   220522 SH       SOLE                   220522        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108    13440       86 SH       SOLE                       86        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    28674   275186 SH       SOLE                   275186        0        0
CHUBB CORP                     COM              171232101      875    10000 SH       SOLE                    10000        0        0
CNA FINL CORP                  COM              126117100     1257    38455 SH       SOLE                    38455        0        0
COCA COLA CO                   COM              191216100     2022    50000 SH       SOLE                    50000        0        0
COSTCO WHSL CORP NEW           COM              22160K105     2175    20502 SH       SOLE                    20502        0        0
EXXON MOBIL CORP               COM              30231G102    25456   282500 SH       SOLE                   282500        0        0
GENERAL ELECTRIC CO            COM              369604103     3626   156816 SH       SOLE                   156816        0        0
INTEL CORP                     COM              458140100     6325   289680 SH       SOLE                   289680        0        0
JOHNSON & JOHNSON              COM              478160104     4729    58005 SH       SOLE                    58005        0        0
KINROSS GOLD CORP              COM NO PAR       496902404     6388   805513 SH       SOLE                   805513        0        0
LEUCADIA NATL CORP             COM              527288104     7890   287625 SH       SOLE                   287625        0        0
MEDTRONIC INC                  COM              585055106      235     5000 SH       SOLE                     5000        0        0
MERCK & CO INC NEW             COM              58933Y105     6089   137754 SH       SOLE                   137754        0        0
MERCURY GENL CORP NEW          COM              589400100    16166   426194 SH       SOLE                   426194        0        0
MICROSOFT CORP                 COM              594918104     8988   314195 SH       SOLE                   314195        0        0
MOLSON COORS BREWING CO        CL A             60871R100      245     5000 SH       SOLE                     5000        0        0
NEWMONT MINING CORP            COM              651639106     9848   235098 SH       SOLE                   235098        0        0
PEPSICO INC                    COM              713448108     3922    49580 SH       SOLE                    49580        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      838    12868 SH       SOLE                    12868        0        0
SANOFI                         SPONSORED ADR    80105N105     4530    88690 SH       SOLE                    88690        0        0
STATOIL ASA                    SPONSORED ADR    85771P102     3063   124405 SH       SOLE                   124405        0        0
TELLABS INC                    COM              879664100      592   283455 SH       SOLE                   283455        0        0
TRAVELERS COMPANIES INC        COM              89417E109     1684    20000 SH       SOLE                    20000        0        0
VALIDUS HOLDINGS LTD           COM SHS          G9319H102     2160    57798 SH       SOLE                    57798        0        0
VICAL INC                      COM              925602104     1626   408421 SH       SOLE                   408421        0        0
WASHINGTON FED INC             COM              938824109     4161   237790 SH       SOLE                   237790        0        0